Long-term Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	$ 72.6
Acquired through capital dispositions	(129.1)	$ 31.1
Unrealized loss recognized in other income (loss)	(15.5)	(3.4)
Non-current financial assets at fair value through profit or loss	8.7	72.6
Public Companies
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	65.1	28.3
Acquired through capital dispositions	112.6	40.2
Disposition of public companies	(152.8)	0.0
Disposition of private company	(7.5)	0.0
Unrealized loss recognized in other income (loss)	(16.2)	(3.4)
Non-current financial assets at fair value through profit or loss	8.7	65.1
Accumulated increase (decrease) in investments	2.6	14.4
Private Companies
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	7.5	7.5
Non-current financial assets at fair value through profit or loss	$ 0.0	7.5
Accumulated increase (decrease) in investments		$ (17.5)